Simplify Kayne Anderson Energy and Infrastructure Credit ETF
Schedule of Investments
September 30, 2025 (Unaudited)
1
Principal Value
Corporate Bonds – 94.8%
Energy – 66.6%
Buckeye Partners LP, 5.85%, 11/15/2043 ....................................... $ 200,000 $ 187,479
CQP Holdco LP / BIP-V Chinook Holdco LLC, 7.50%, 12/15/2033, 144A(a) ............ 300,000 325,740
Delek Logistics Partners LP / Delek Logistics Finance Corp., 7.38%, 6/30/2033, 144A(a) . 500,000 508,756
Enbridge, Inc., 8.50%, (US 5 Year CMT T-Note + 4.43%), 1/15/2084(b) ............... 350,000 401,133
Energy Transfer LP, 6.75%, (US 5 Year CMT T-Note + 2.48%), 2/15/2056(b) ........... 100,000 99,920
Energy Transfer LP, 7.13%, (US 5 Year CMT T-Note + 5.31%), 5/15/2174, Series G(b) ... 725,000 750,512
Phillips 66 Co., 5.88%, (US 5 Year CMT T-Note + 2.28%), 3/15/2056, Series A(b) ....... 200,000 198,839
Phillips 66 Co., 6.20%, (US 5 Year CMT T-Note + 2.17%), 3/15/2056, Series B(b) ....... 200,000 200,755
Plains All American Pipeline LP, 8.58%, (3-Month CME Term SOFR + 4.37%), 11/15/2173,
Series B(b) ............................................................. 775,000 777,440
Prairie Acquiror LP, 9.00%, 8/1/2029, 144A(a) ................................... 750,000 779,441
Rockies Express Pipeline LLC, 6.88%, 4/15/2040, 144A(a) ........................ 240,000 247,127
South Bow Canadian Infrastructure Holdings Ltd., 7.50%, (US 5 Year CMT T-Note +
3.67%), 3/1/2055(b) ...................................................... 475,000 504,646
Sunoco LP, 7.88%, (US 5 Year CMT T-Note + 4.23%), 3/18/2174, 144A(a)(b) .......... 750,000 763,766
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.75%, 3/15/2034,
144A(a) ............................................................... 617,000 611,761
Targa Resources Corp., 6.50%, 2/15/2053 ...................................... 200,000 210,497
Transcanada Pipelines Ltd., 7.00%, (US 5 Year CMT T-Note + 2.61%), 6/1/2065(b) ..... 150,000 154,352
TransCanada PipeLines Ltd., 6.68%, (3-Month CME Term SOFR + 2.47%), 5/15/2067(b) 170,000 154,754
Venture Global LNG, Inc., 8.38%, 6/1/2031, 144A(a) .............................. 23,000 24,158
Venture Global LNG, Inc., 9.88%, 2/1/2032, 144A(a) .............................. 150,000 163,406
Venture Global LNG, Inc., 9.00%, (US 5 Year CMT T-Note + 5.44%), 3/30/2174, 144A(a)
(b) ................................................................... 652,000 646,608
Venture Global Plaquemines LNG LLC, 7.75%, 5/1/2035, 144A(a) ................... 400,000 451,733
Williams Cos., Inc. (The), 8.75%, 3/15/2032 .................................... 400,000 485,484
8,648,307
Utilities – 28.2%
AES Corp. (The), 7.60%, (US 5 Year CMT T-Note + 3.20%), 1/15/2055(b) ............. 300,000 311,332
AES Corp. (The), 6.95%, (US 5 Year CMT T-Note + 2.89%), 7/15/2055(b) ............. 325,000 319,416
AltaGas Ltd., 7.20%, (US 5 Year CMT T-Note + 3.57%), 10/15/2054, 144A(a)(b) ........ 575,000 595,742
Entergy Corp., 7.13%, (US 5 Year CMT T-Note + 2.67%), 12/1/2054(b) ............... 400,000 418,677
NRG Energy, Inc., 6.00%, 1/15/2036, 144A(a) ................................... 250,000 250,249
PG&E Corp., 7.38%, (US 5 Year CMT T-Note + 3.88%), 3/15/2055(b) ................ 800,000 823,129
Sempra, 6.40%, (US 5 Year CMT T-Note + 2.63%), 10/1/2054(b) .................... 100,000 102,351
Sempra, 6.88%, (US 5 Year CMT T-Note + 2.79%), 10/1/2054(b) .................... 505,000 523,463
Vistra Corp., 8.00%, (US 5 Year CMT T-Note + 6.93%), 4/15/2174, 144A(a)(b) ......... 200,000 204,723
Vistra Corp., 8.88%, (US 5 Year CMT T-Note + 5.05%), 7/15/2174, Series C, 144A(a)(b) . 100,000 110,040
3,659,122
Total Corporate Bonds (Cost $11,977,136) .......................................... 12,307,429
Shares
Money Market Fund – 1.6%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.00%(c)
(Cost $211,153) ......................................................... 211,153 211,153
Preferred Stocks – 0.8%
Utilities – 0.8%
NextEra Energy, Inc.
(Cost $94,460) .......................................................... 2,000 99,740

Simplify Kayne Anderson Energy and Infrastructure Credit ETF
Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)
2
Value
Total Investments – 97.2%
(Cost $12,282,749) ............................................................ $ 12,618,322
Other Assets in Excess of Liabilities – 2.8% ........................................... 363,892
Net Assets – 100.0% ............................................................ $ 12,982,214
(a) Security was purchased (sold) pursuant to Rule 144A under the Securities Act of 1933 and may not be resold (repurchased)
subject to that rule except to qualified institutional buyers. Unless otherwise noted, Rule 144A securities are deemed to be liquid.
Total fair value of Rule 144A securities amounts to $5,683,250, which represents 43.9% of net assets as of September 30, 2025.
(b) Floating rate investment. Interest rates reset periodically. Certain Securities are fixed to variable and currently in the fixed phase.
Interest rate shown reflects the rate in effect at September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c) Rate shown reflects the 7-day yield as of September 30, 2025.
Portfolio Abbreviations:
CME : Chicago Mercantile Exchange
CMT : Treasury Constant Maturity Rate
SOFR : Secured Overnight Financing Rate
Summary of Investment Type††
Investment Categories % of Net Assets
Corporate Bonds .............................................................................. 94.8%
Money Market Fund ........................................................................... 1.6%
Preferred Stocks .............................................................................. 0.8%
Total Investments ............................................................................. 97.2%
Other Assets in Excess of Liabilities ............................................................... 2.8%
Net Assets .................................................................................. 100.0%
†† The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Other Assets in Excess of Liabilities.